Oppenheimer Absolute Return Fund                    Oppenheimer Limited Term California Municipal Fund
Oppenheimer Baring China Fund                       Oppenheimer Main Street Opportunity Fund
Oppenheimer Baring Japan Fund                       Oppenheimer Main Street Small Cap Fund
Oppenheimer California Municipal Fund               Oppenheimer MidCap Fund
Oppenheimer Commodity Strategy Total                Oppenheimer Portfolio Series
   Return Fund                                      Oppenheimer Quest Balanced Fund
Oppenheimer Convertible Securities Fund             Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Core Bond Fund                          Oppenheimer Quest Opportunity Value Fund
Oppenheimer Dividend Growth Fund                    Oppenheimer Real Estate Fund
Oppenheimer Emerging Growth Fund                    Oppenheimer Rising Dividends Fund, Inc.
Oppenheimer Equity Fund, Inc.                       Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Equity Income Fund, Inc                 Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Global Value Fund                       Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Gold & Special Minerals Fund            Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer International Diversified Fund          Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer International Growth Fund               Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer International Value Fund                Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Transition 2010 Fund                    Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Transition 2015 Fund                    Oppenheimer Select Value Fund
Oppenheimer Transition 2020 Fund                    Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer Transition 2030 Fund                    Oppenheimer Value Fund

                               Prospectus Supplement dated December 28, 2007

     This supplement amends the Prospectus of each of the above referenced funds
(each a "Fund") and is in addition to any other supplement(s). Effective January
1, 2008, the Prospectus of each Fund is amended as follows:

     1. The  section  titled  "What is the Minimum  Amount You Must  Invest?" is amended by adding the following bullet point to the end of that section:

o The minimum purchase amounts listed do not apply to omnibus accounts.

     2. The first  paragraph of the section titled "Can you Reduce Class A Sales
Charges - Rights of Accumulation" is deleted in its entirety and replaced by the following:

o Right of  Accumulation.  To qualify for the reduced  Class A sales charge that would apply to a larger purchase than you are currently making (as shown in the table  above),  you can add the value of any  Class A,  Class B or,  Class C shares of the Fund or other  Oppenheimer funds that you or your spouse currently own, or are currently  purchasing,  to the value of your Class A share purchase.
Your Class A shares of Oppenheimer  Money Market Fund, Inc. or Oppenheimer  Cash
Reserves on which you have not paid a sales  charge will not be counted for this purpose. In totaling your holdings, you may count shares held in your individual accounts (including IRAs, 403(b) plans and advisor sold Section 529 plans), your joint accounts with your spouse, or accounts you or your spouse hold as trustees or custodians  on behalf of your children who are minors.  A fiduciary can count all shares  purchased for a trust,  estate or other  fiduciary  account that has multiple  accounts  (including  employee benefit plans for the same employer and
Single K Plans for the benefit of a sole  proprietor).  If you are buying shares directly from the Fund, you must inform the Distributor of your  eligibility and holdings  at the time of your  purchase  in order to  qualify  for the  Right of
Accumulation.  If you are buying shares through your financial  intermediary you must notify your  intermediary of your eligibility for the Right of Accumulation at the time of your purchase.

     3. The  section  titled "Can you Reduce  Class A Sales  Charges - Rights of
Accumulation"  is amended by adding the  following  paragraph to the end of that section:

     Beginning  on January 1, 2008,  investors  may also count Class A, Class B,
Class C, Class G and Class H unit  purchases  in advisor sold Section 529 plans, for which the  Manager  or the  Distributor  serves as the  Program  Manager  or
Program  Distributor,  to  determine  which Class A sales charge will apply to a current Class A share purchase.  You must notify the Distributor or your current intermediary of any qualifying 529 plan holdings.

     4. The section  titled "Can you Reduce  Class A Sales  Charges - Letters of
Intent" is amended to reflect that  purchases made before the date of submitting a Letter  of  Intent  will  not be  counted  towards  satisfying  the  purchases specified in the Letter.  The Letter of Intent  period will begin on the date of the first  purchase  following the  submission of the Letter and will run for 13 months.

     5. The  section  titled "Can you Reduce  Class A Sales  Charges - Letter of
Intent" is amended by adding the following paragraph to the end of that section:

     Beginning  on January 1, 2008,  investors  may also count Class A, Class B,
Class C, Class G and Class H unit  purchases  in advisor sold Section 529 plans, for which the  Manager  or the  Distributor  serves as the  Program  Manager  or
Program  Distributor,  in  determining  the share  purchases  that qualify for a
Letter of Intent.  You must notify the Distributor or your current  intermediary of any qualifying 529 plan holdings.

     6. The section  titled  "Reinvestment  Privilege"  is amended by adding the following sentence to the end of that section:

     This reinvestment  privilege does not apply to reinvestment  purchases made through automatic investment options.

December 28, 2007                                                  PS0000.036

Limited Term New York Municipal Fund                       Oppenheimer Limited Term California Municipal Fund
Oppenheimer Absolute Return Fund                           Oppenheimer Main Street Opportunity Fund
Oppenheimer AMT-Free Municipals                            Oppenheimer Main Street Small Cap Fund
Oppenheimer Baring China Fund                              Oppenheimer MidCap Fund
Oppenheimer Baring Japan Fund                              Oppenheimer Portfolio Series
Oppenheimer California Municipal Fund                      Oppenheimer Quest Balanced Fund
Oppenheimer Commodity Strategy Total Return Fund           Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Convertible Securities Fund                    Oppenheimer Quest Opportunity Value Fund
Oppenheimer Core Bond Fund                                 Oppenheimer Real Estate Fund
Oppenheimer Dividend Growth Fund                           Oppenheimer Rising Dividends Fund, Inc.
Oppenheimer Emerging Growth Fund                           Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Equity Fund, Inc.                              Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Equity Income Fund, Inc                        Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Global Value Fund                              Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Gold & Special Minerals Fund                   Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer International Diversified Fund                 Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer International Growth Fund                      Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer International Value Fund                       Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Transition 2010 Fund                           Oppenheimer Select Value Fund
Oppenheimer Transition 2015 Fund                           Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer Transition 2020 Fund                           Oppenheimer Value Fund
Oppenheimer Transition 2030 Fund                           Rochester Fund Municipals

      Statement of Additional Information Supplement dated December 28, 2007

     This supplement  amends the Statement of Additional  Information of each of the above  referenced  funds  (each a "Fund")  and is in  addition  to any other
supplement(s).   Effective   January  1,  2008,   the  Statement  of  Additional
Information of each Fund is amended as follows:

     1. The section  titled  "Letters of Intent" is deleted in its  entirety and replaced by the following:

     Letter of Intent. Under a Letter of Intent (a "Letter"), you may be able to reduce the sales charge rate that applies to your purchases of Class A shares if you purchase Class A, Class B or Class C shares of the Fund or other Oppenheimer funds. A Letter is an investor's  statement in writing to the Distributor of his or her  intention to purchase a specified  value of Class A, Class B and Class C shares of the Fund or other  Oppenheimer  funds  during a 13-month  period  (the
"Letter  period"),  which  begins  on the  date of the  investor's  first  share purchase  following the  establishment  of the Letter.  The sales charge on each purchase  of Class A shares  during the Letter  period  will be at the rate that would apply to a single lump-sum purchase of shares in the amount intended to be purchased  under the Letter.  In  submitting  a Letter,  the  investor  makes no commitment  to purchase  shares.  However,  if the investor does not fulfill the terms of the  Letter  within  the  Letter  period,  he or she  agrees to pay the additional  sales charges that would have been  applicable to the purchases that were made. The investor  agrees that shares equal in value to 2% of the intended purchase  amount will be held in escrow by the Transfer  Agent for that purpose, as described in "Terms of Escrow" below. It is the  responsibility of the dealer of record  and/or the investor to advise the  Distributor  about the Letter when placing  purchase  orders  during the Letter  period.  To  determine  whether an investor has  fulfilled  the terms of a Letter,  the  Transfer  Agent will count purchases  of  "qualified  shares"  of Class A,  Class B and Class C during  the
Letter  period.  Purchases  of  Class N or  Class Y  shares,  purchases  made by reinvestment of dividends or capital gains  distributions from the Fund or other
Oppenheimer  funds,  purchases of Class A shares with redemption  proceeds under the Reinvestment Privilege (described below), and purchases of Class A shares of
Oppenheimer  Money Market Fund,  Inc. or  Oppenheimer  Cash  Reserves on which a sales charge has not been paid do not count as "qualified shares" for satisfying the terms of a Letter.  In addition,  the investor  will be  considered  to have fulfilled the Letter if the value of the investor's  total holdings of qualified shares on the last day of the Letter  period,  calculated at the net asset value on that day,  equals or exceeds  the  intended  purchase  amount.  Beginning  on
January 1, 2008, investors may also count Class A, Class B, Class C, Class G and
Class H unit purchases in advisor sold Section 529 plans,  for which the Manager or the Distributor serves as the Program Manager or Program Distributor, to your share  purchases  that  qualify  for a Letter of  Intent.  You must  notify  the
Distributor or your current intermediary of any qualifying 529 plan holdings. If the  terms of the  Letter  are not  fulfilled  within  the  Letter  period,  the concessions  previously  paid to the  dealer of record for the  account  and the amount of sales charge retained by the Distributor will be adjusted on the first business day following the  expiration of the Letter period to reflect the sales charge  rates  that  apply to the  actual  total  purchases.  If total  eligible purchases  during the Letter  period  exceed the  intended  purchase  amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the  Prospectus,  the sales  charges  paid may be adjusted to the lower rate.  That  adjustment  will only be made if and when the dealer returns to the
Distributor  the  excess of the  amount of  concessions  allowed  or paid to the dealer  over the  amount  of  concessions  that  apply to the  actual  amount of purchases.  The reduced  sales charge  adjustment  will be made by adding to the investors account the number of additional shares that would have been purchased if the lower sales charge rate had been used.  Those  additional  shares will be determined  using  the net  asset  value per share in effect on the date of such adjustment.  By  establishing a Letter,  the investor  agrees to be bound by the terms of the  Prospectus,  this  Statement  of  Additional  Information  and the application used for a Letter, and if those terms are amended to be bound by the amended terms and that any  amendments by the Fund will apply  automatically  to existing  Letters.  Group retirement plans qualified under section 401(a) of the
Internal Revenue Code may not establish a Letter,  however defined benefit plans and Single K sole proprietor plans may do so.

     |X| Terms of Escrow That Apply to Letters of Intent.

     1.  Out  of  the  initial  purchase,  or out  of  subsequent  purchases  if necessary, the Transfer Agent will hold in escrow Fund shares equal to 2% of the intended purchase amount specified in the Letter.  For example,  if the intended purchase  amount is $50,000,  the escrow amount would be shares valued at $1,000
(computed at the offering price for a $50,000 share purchase). Any dividends and capital  gains  distributions  on the  escrowed  shares  will be credited to the investor's account. 2. If the Letter applies to more than one fund account,  the investor can designate  the fund from which shares will be escrowed.  If no fund is selected,  the Transfer Agent will escrow shares in the fund account that has the highest  dollar  balance on the date of the first purchase under the Letter.
If there are not  sufficient  shares to cover the escrow  amount,  the  Transfer
Agent  will  escrow  shares  in  the  fund  account(s)  with  the  next  highest balance(s).  If there are not  sufficient  shares in the  accounts  to which the
Letter applies,  the Transfer Agent may escrow shares in other accounts that are linked  for  Right of  Accumulation  purposes.  Additionally,  if there  are not sufficient  shares  available for escrow at the time of the first purchase under the Letter,  the Transfer  Agent will escrow future  purchases  until the escrow amount is met. 3. If, during the Letter period, an investor  exchanges shares of the Fund for shares of another  fund (as  described  in the  Prospectus  section titled  "How  to  Exchange  Shares"),  the  Fund  shares  held  in  escrow  will automatically  be  exchanged  for  shares  of the  other  fund  and  the  escrow obligations  will also be  transferred  to that fund. 4. If the total  purchases under the Letter are less than the intended  purchases  specified,  on the first business  day after the end of the Letter  period the  Distributor  will  redeem escrowed  shares equal in value to the  difference  between the dollar amount of sales  charges  actually  paid and the amount of sales  charges which would have been paid if the total  purchases  had been made at a single  time.  Any  shares remaining after such redemption will be released from escrow. 5. If the terms of the Letter are fulfilled,  the escrowed shares will be promptly  released to the investor at the end of the Letter period. 6. By signing the Letter, the investor irrevocably  constitutes and appoints the Transfer Agent as  attorney-in-fact to surrender for redemption any or all escrowed shares.

     2. The fifth bullet  point in the section  titled  "Fund  Account  Fees" is deleted in its entirety and replaced by the following:

o Accounts of shareholders that are held by  broker-dealers  under the NSCC
Fund/SERV system in Networking level 1 and 3 accounts.

December 28, 2007                                                 PX0000.025